Average headcount and number of branches	6 Months Ended
Jun. 30, 2025
Average Headcount And Number Of Branches
Average headcount and number of branches	Average headcount and number of branches
The average number of employees at Banco Santander and Grupo Santander, by gender, in the six-month periods ended 30 June 2025 and 2024 is as follows:

Average headcount
	Bank		Group (*)
	30-06-2025	30-06-2024	30-06-2025	30-06-2024
Men	11,913	12,246	98,122	99,865
Women	11,451	11,734	107,923	111,011
	23,364	23,980	206,045	210,876
(*) Of the total average number of employees at 30 June 2025, 3,592 men and 7,051 women belong to the Grupo's business held for sale in Poland.
The number of branches, depending on their location, as of 30 June 2025 and 31 December 2024 is as follow:

Number of branches
	Group
	30-06-2025	31-12-2024
Spain (*)	1,769	1,877
Group (**)	5,914	6,209
	7,683	8,086
(*) Includes branches in Spain of the Digital Consumer Bank business.
(**) At 30 June 2025, 361 branches corresponding to the Group's business held for sale in Poland (368 branches at 31 December 2024) are included.
At 30 June 2025 and 31 December 2024, CartaSur sales points and banking service points in Argentina are included, while operating points that do not provide customer service in Colombia are excluded.